Business Combinations (Tables)	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Business Combinations [Abstract]
Summary of Fair Value of Assets Acquired, Liabilities Assumed and Stockholders' Equity Exchanged

The following table summarizes the fair value of assets acquired, liabilities assumed and stockholders’ equity exchanged on the date of acquisition (in thousands):

	Community Southern Holdings, Inc.	First Federal Branch Acquisition	Total
Cash and cash equivalents	$10,183	$38,165	$48,348
Securities available for sale	44,372	—	44,372
Loans	171,476	7,932	179,408
Premises and equipment	6,097	2,630	8,727
Federal Home Loan Bank stock	1,540	—	1,540
Bank owned life insurance	4,585	—	4,585
Deferred tax asset	2,095	—	2,095
Goodwill	8,662	838	9,500
Core deposit intangible	588	67	655
Accrued interest receivable	685	—	685
Other real estate owned	32	—	32
Other assets	82	16	98

Total assets acquired	$250,397	$49,648	$300,045

Deposits	178,912	47,015	225,927
Federal Home Loan Bank advances	31,480	—	31,480
Other borrowings	3,285	—	3,285
Other liabilities	726	3	729
Preferred Stock	5,700	—	5,700

Total liabilities assumed	220,103	47,018	267,121

Net assets acquired	$30,294	$2,630	$32,924

The following table summarizes the fair value of assets acquired, liabilities assumed and stockholders’ equity exchanged on the date of acquisition and for the year ended December 31, 2015 in total.

	Community Southern Holdings, Inc.	First Federal Branch Acquisition	Total
Cash and cash equivalents	$10,183	$38,165	$48,348
Securities available for sale	44,372	—	44,372
Loans	171,476	7,932	179,408
Premises and equipment	6,097	2,630	8,727
Federal Home Loan Bank stock	1,540	—	1,540
Bank owned life insurance	4,585	—	4,585
Deferred tax asset	2,095	—	2,095
Goodwill	8,662	838	9,500
Core deposit intangible	588	67	655
Accrued interest receivable	685	—	685
Other real estate owned	32	—	32
Other assets	82	16	98

Total assets acquired	$250,397	$49,648	$300,045
Deposits	178,912	47,015	225,927
Federal Home Loan Bank advances	31,480	—	31,480
Other borrowings	3,285	—	3,285
Other liabilities	726	3	729
Preferred Stock	5,700	—	5,700

Total liabilities assumed	220,103	47,018	267,121

Net assets acquired	$30,294	$2,630	$32,924

Summary of Actual and Unaudited Pro Forma Information

The following table presents financial information regarding the former Community Southern Holdings, Inc. operations excluded from the Consolidated Statement of Operations prior to the date of acquisition:

Actual from January 1, 2015 Through June 30, 2015 (Unaudited) (in thousands)
Net interest income	$3,642

Noninterest income	$331

Net loss	$(1,470)

The following table presents unaudited pro forma information as if the acquisition of Community Southern Holdings, Inc. had occurred on January 1, 2015.

	Unaudited pro forma information For the year ended,
	2015	2014
	(in thousands, except per share data)
Net interest income	$14,417	$10,379

Noninterest income	$1,960	$1,330

Net (Loss) income	$(3,873)	$1,452

Pro forma Loss per share-Basic and Diluted	$(0.90)	N/A